Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with related parties
Schedule of related party transactions

Related party transactions were undertaken as follows:

	Parent Company (a)			Key management personnel (b)			Other related parties (c)			Total
	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019
Assets
Loans and advances to costumers and Debentures	159,269	9	—	19,789	2,615	—	426,967	134,626	50,145	606,025	137,250	50,145
Securities	81,534	—	—	—	—	—	—	—	—	81,534	—	—

Liabilities
Demand deposits	(86,997)	(30)	(205)	(800)	(2,287)	(466)	(9,319)	(5,393)	(3,676)	(97,116)	(7,710)	(4,347)
Time deposits	(87,928)	(22,471)	(94,529)	(25,962)	(37,816)	(11,356)	(146,085)	(224,553)	(422,383)	(259,975)	(284,840)	(528,268)
Other liabilities	(32,339)	—	—	—	—	—	—	—	—	(32,339)	—	—

	Parent Company (a)			Key management personnel (b)			Other related parties (c)			Total
	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019
Income of loans and advances to costumers	(7,163)	—	—	—	—	—	—	—	—	(7,163)	—	—
Interest expenses	(813)	(2,503)	(3,564)	(215)	(2,181)	(797)	(514)	(15,954)	(10,595)	(1,542)	(20,638)	(14,956)
Other administrative revenues (expenses)	—	—	—	—	—	—	(737)	(1,085)	—	(737)	(1,085)	—
Other operating expenses	(180,352)	—	—	—	—	—	—	—	—	(180,352)	—	—
(a)	any individual or legal entity that controls the Company.
(b)	any officer, director, member of the fiscal council of Inter Platform.
(c)	any immediate family members of key management personnel or companies controlled by them.